Note 3 - Advances for Vessels Under Construction - Schedule of Advances for Vessels Under Construction (Details) - USD ($)	Jun. 30, 2025	Dec. 31, 2024
Balance	$ 18,092,230	$ 56,924,663
Advances for vessels under construction, capitalized interest and other costs	55,608,254
Transfer to “Vessels, net” (refer Note 4)	$ (94,440,687)